Fair Value, Company's Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Assets [Abstract]
Derivative assets total		$ 33,411	$ 18,289
Servicing related assets	[1]	177,261	291,111
Liabilities [Abstract]
Derivative liabilities total		19,313	12,337
Interest Rate Swaps [Member]
Assets [Abstract]
Derivative assets total		30,438	17,921
Interest Rate Swaptions [Member]
Assets [Abstract]
Derivative assets total		245	368
TBAs [Member]
Assets [Abstract]
Derivative assets total		299	0
Treasury Futures [Member]
Assets [Abstract]
Derivative assets total		2,429
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Derivative assets total		0	0
Servicing related assets		0	0
Total Assets		0	0
Liabilities [Abstract]
Derivative liabilities total		0	0
Total Liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets [Abstract]
Derivative assets total		33,411	18,289
Servicing related assets		0	0
Total Assets		1,581,555	2,526,649
Liabilities [Abstract]
Derivative liabilities total		19,313	12,337
Total Liabilities		19,313	12,337
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets [Abstract]
Derivative assets total		0	0
Servicing related assets		177,261	291,111
Total Assets		177,261	291,111
Liabilities [Abstract]
Derivative liabilities total		0	0
Total Liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Level 1 [Member]
Assets [Abstract]
Derivative assets total		0	0
Liabilities [Abstract]
Derivative liabilities total		0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Level 2 [Member]
Assets [Abstract]
Derivative assets total		30,438	17,921
Liabilities [Abstract]
Derivative liabilities total		19,313	10,140
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member] | Level 3 [Member]
Assets [Abstract]
Derivative assets total		0	0
Liabilities [Abstract]
Derivative liabilities total		0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaptions [Member] | Level 1 [Member]
Assets [Abstract]
Derivative assets total		0	0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaptions [Member] | Level 2 [Member]
Assets [Abstract]
Derivative assets total		245	368
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaptions [Member] | Level 3 [Member]
Assets [Abstract]
Derivative assets total		0	0
Fair Value, Measurements, Recurring [Member] | TBAs [Member] | Level 1 [Member]
Assets [Abstract]
Derivative assets total		0
Liabilities [Abstract]
Derivative liabilities total		0	0
Fair Value, Measurements, Recurring [Member] | TBAs [Member] | Level 2 [Member]
Assets [Abstract]
Derivative assets total		299
Liabilities [Abstract]
Derivative liabilities total		0	423
Fair Value, Measurements, Recurring [Member] | TBAs [Member] | Level 3 [Member]
Assets [Abstract]
Derivative assets total		0
Liabilities [Abstract]
Derivative liabilities total		0	0
Fair Value, Measurements, Recurring [Member] | Treasury Futures [Member] | Level 1 [Member]
Assets [Abstract]
Derivative assets total		0
Liabilities [Abstract]
Derivative liabilities total		0	0
Fair Value, Measurements, Recurring [Member] | Treasury Futures [Member] | Level 2 [Member]
Assets [Abstract]
Derivative assets total		2,429
Liabilities [Abstract]
Derivative liabilities total		0	1,774
Fair Value, Measurements, Recurring [Member] | Treasury Futures [Member] | Level 3 [Member]
Assets [Abstract]
Derivative assets total		0
Liabilities [Abstract]
Derivative liabilities total		0	0
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member]
Assets [Abstract]
Derivative assets total		33,411	18,289
Servicing related assets		177,261	291,111
Total Assets		1,758,816	2,817,760
Liabilities [Abstract]
Derivative liabilities total		19,313	12,337
Total Liabilities		19,313	12,337
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Interest Rate Swaps [Member]
Assets [Abstract]
Derivative assets total		30,438	17,921
Liabilities [Abstract]
Derivative liabilities total		19,313	10,140
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Interest Rate Swaptions [Member]
Assets [Abstract]
Derivative assets total		245	368
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | TBAs [Member]
Assets [Abstract]
Derivative assets total		299
Liabilities [Abstract]
Derivative liabilities total		0	423
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Treasury Futures [Member]
Assets [Abstract]
Derivative assets total		2,429
Liabilities [Abstract]
Derivative liabilities total		$ 0	$ 1,774
RMBS [Member] | Level 2 [Member]
Derivative Instruments Classified as Fair Value Assets and Liabilities [Abstract]
Percentage of derivative instruments classified as fair value assets and liabilities		100.00%	100.00%
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets [Abstract]
RMBS total		$ 0	$ 0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets [Abstract]
RMBS total		1,548,144	2,508,360
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | CMOs [Member] | Level 1 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | CMOs [Member] | Level 2 [Member]
Assets [Abstract]
RMBS total		13,043	129,083
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | CMOs [Member] | Level 3 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Private Label MBS [Member] | Level 1 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Private Label MBS [Member] | Level 2 [Member]
Assets [Abstract]
RMBS total		10,167	32,193
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Private Label MBS [Member] | Level 3 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Carrying Value [Member]
Assets [Abstract]
RMBS total		1,548,144	2,508,360
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | CMOs [Member]
Assets [Abstract]
RMBS total		13,043	129,083
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Private Label MBS [Member]
Assets [Abstract]
RMBS total		10,167	32,193
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Fannie Mae [Member] | Level 1 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Fannie Mae [Member] | Level 2 [Member]
Assets [Abstract]
RMBS total		1,030,345	1,619,233
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Fannie Mae [Member] | Level 3 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Fannie Mae [Member] | Carrying Value [Member]
Assets [Abstract]
RMBS total		1,030,345	1,619,233
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Freddie Mac [Member] | Level 1 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Freddie Mac [Member] | Level 2 [Member]
Assets [Abstract]
RMBS total		494,589	727,851
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Freddie Mac [Member] | Level 3 [Member]
Assets [Abstract]
RMBS total		0	0
RMBS [Member] | Fair Value, Measurements, Recurring [Member] | Freddie Mac [Member] | Carrying Value [Member]
Assets [Abstract]
RMBS total		$ 494,589	$ 727,851
MSRs [Member] | Level 3 [Member]
Derivative Instruments Classified as Fair Value Assets and Liabilities [Abstract]
Percentage of derivative instruments classified as fair value assets and liabilities		100.00%	100.00%
Derivative Instruments [Member] | Level 2 [Member]
Derivative Instruments Classified as Fair Value Assets and Liabilities [Abstract]
Percentage of derivative instruments classified as fair value assets and liabilities		100.00%	100.00%

[1]	Carrying value approximates the fair value of the pools (see Note 9).